UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income		$ 157,639	$ 43,718
Other comprehensive income:
Gains associated with pensions, net of tax		1,231	1,108
Share of equity method investment’s comprehensive income	[1]	436	981
Net other comprehensive income		1,667	2,089
Comprehensive income		159,306	45,807
Comprehensive income attributable to:
Stockholders of Golar LNG Limited		123,510	25,925
Non-controlling interests		35,796	19,882
Comprehensive income		$ 159,306	$ 45,807

[1]	No tax impact for the six months ended June 30, 2026 and 2025.